Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
Disclosure of number and weighted average exercise prices of share options

					Plan Parameters
Grant Year	Total Relative Return (*)	Shares granted in LTI	Equity Plus Guaranteed Shares	Cumulative Exercised Shares	Shares in trust	MIN	TARGET	MAX

2015	0%	$-	$-	$-	$-	$-	1,738,037	2,600,000
2016	55%	863,499	483,826	(1,347,325)	-	695,215	1,738,037	2,607,056
2017	40%	637,200	944,674	(1,581,873)	-	695,215	1,738,037	2,607,056
2018	145%	3,423,106	753,372	(4,176,478)	-	1,000,000	2,500,000	3,750,000
2019	150%	3,550,449	515,706	(4,066,156)	-	1,000,000	2,500,000	3,750,000
2020	150%	3,707,949	520,492	(4,228,441)	-	1,000,000	2,500,000	3,750,000
2021	143%	3,760,851	525,181	(2,876,552)	1,409,480	1,100,000	2,750,000	4,125,000
2022	143%	3,763,449	592,318	(1,451,922)	2,903,845	1,100,000	2,750,000	4,125,000
2023	143%	3,722,427	379,372	-	4,101,799	1,100,000	2,750,000	4,125,000
2024	128%	3,978,481	-	-	3,978,481	1,545,642	3,091,283	4,636,925

Total		$27,407,411	$4,714,941	$(19,728,747)	$12,393,605
*Calculated for the previous three years.

Explanation of effect of share-based payments on entity's profit or loss
The long-term incentive expense for the years ended December 31, 2024, 2023 and 2022 was as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Share-based compensation expense	$8,982,488	$8,001,831	$6,650,487

Total share-based compensation expense	$8,982,488	$8,001,831	$6,650,487